Gain (loss) on non - financial assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Gain (loss) on non - financial assets, net
Schedule of Impairment Losses on Non-Financial Assets	The gain or loss on non-financial assets is presented as follows:

	December 31,
	2023	2022	2021
Gain on investment property - Right-of-use	—	—	742